10A. Interests in affiliates (Tables)	12 Months Ended
Dec. 31, 2013
A. Interests In Affiliates Tables
Schedule of Investments in affiliates
	2013	2012
Balance Sheet:	US$’000	US$’000

Current assets	55,742	57,431

Non-current assets	9,733	9,605
	──────	──────
Total assets	65,475	67,036

Total liabilities	(40,672)	(42,889)
	-----------	-----------

Total shareholders’ equity	24,803	24,147
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	2013	2012
Operating results:	US$’000	US$’000

Net sales	61,997	44,543
	══════	══════

Operating profits/(loss)	83	(326)
	══════	══════

Net profits/(loss)	1,248	(196)
	══════	══════

A summary of the financial information of the affiliate, Zhejiang Jia Huan Electronic Co. Ltd, is set forth below:

	2013	2012
Balance Sheet:	US$’000	US$’000

Current assets	20,556	17,371

Non-current assets	5,635	5,650
	──────	──────
Total assets	26,191	23,021

Total liabilities	(11,643)	(9,893)
	-----------	-----------

Total shareholders’ equity	14,548	13,128
	══════	══════

	2013	2012
Operating results:	US$’000	US$’000

Net sales	14,672	12,631
	══════	══════

Operating profits	545	428
	══════	══════

Net profits	377	243
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